Film costs (Tables)	12 Months Ended
Mar. 31, 2018
Other Industries [Abstract]
Summary of Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2017	2018
Motion picture productions:
Released	80,539	81,755
Completed and not released	5,608	1,728
In production and development	94,197	78,868
Television productions:
Released	120,693	127,790
In production and development	7,707	1,174
Broadcasting rights	65,725	72,125
Less: current portion of broadcasting rights included in inventories	(37,541)	(35,795)

Film costs	336,928	327,645